MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 15,489		$ 3,495
Mortgage-backed securities pledged as collateral	82,100		96,500
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	82,059		96,488
Repayments of mortgage-backed securities	63,900
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	400		618
Repayments of mortgage-backed securities	221
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	82,459		$ 97,106
Decrease in mortgage-backed securities	14,700
Mortgage-backed securities pledged as collateral	78,900	$ 96,500
Mortgage-backed securities pledged as collateral, fair value	79,000	96,000
Mortgage-backed securities pledged as collateral, excess fair value	5,000	$ 10,000
Additional credit impairment charge on its private-label CMO portfolio	13
U.S. Government Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Repayments of mortgage-backed securities	$ 49,400